Deferred Costs and Deferred Revenues - Schedule of Deferred Contract Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Deferred Contract Costs [Abstract]
Balance at the beginning of the year	$ 68,427
Contract costs recognized during the period	(68,427)
Contract costs relating to new sales	57,392	68,427
Balance at the end of the year	$ 57,392	$ 68,427